Transactions with Related Parties, detail 1 (Details) (USD $)	12 Months Ended		19 Months Ended
	May 29, 2011	May 29, 2010	Dec. 31, 2012
Related Party Transactions [Abstract]
Variable fee	1.25%	1.00%	1.25%
Supervision fee	$ 375,000	$ 375,000	$ 550,000
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%
Fixed fee	$ 575	$ 575	$ 700
Related Party Transaction, Description of Transaction			50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild